Holisto Investment and Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the purchase price consideration in connection with the step acquisition (in millions):

Total cash paid	€22.3
Fair value of existing 30.8% equity interest	9.9
Total consideration	€32.2

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the final acquisition date fair values of the assets acquired and liabilities assumed:

(in thousands)	July 31, 2025
Cash and cash equivalents	€7,272
Restricted cash	51
Short term deposits	21,677
Accounts receivable	8,689
Prepaid expenses and other current assets	3,590
Deferred tax assets	1,794
Other long term assets	393
Goodwill	14,192
Intangible assets, net	31,445
Total Assets	€89,103
Accounts payable	(5,952)
Advances from travelers	(46,186)
Deferred revenue	(3,251)
Other liabilities	(1,479)
Net assets acquired	€32,235

Schedule of Supplemental Pro Forma Information
The following table presents unaudited supplemental pro forma consolidated revenue and net income/(loss) for the years ended December 31, 2025 and 2024 as if the Holisto acquisition had occurred on January 1, 2024.

	Year ended December 31,
(in thousands)	2025	2024
Revenue	€564,017	€484,896
Net income/(loss)	494	(34,980)